Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other non-current liabilities [abstract]
Summary of Other Noncurrent Liabilities

	2023 £m	2022 £m
Accruals	4	11
Deferred income	254	83
Other payables	849	805
	1,107	899